COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9: COMMITMENTS AND CONTINGENCIES

A. Guarantees:

As of December 31, 2023 and 2022, the Company has provided a bank guarantee in the amount of $6,815 and $6,871, respectively, to secure its lease agreement.

B. Indemnifications

The Company enters into standard indemnification provisions in the ordinary course of business, including certain customers, business partners, the Company’s officers, and directors. Pursuant to these provisions, the Company has agreed to indemnify and defend the indemnified party claims and related losses suffered or incurred by the indemnified party from actual or threatened third-party claims because of the Company’s activities or non-compliance with certain representations and warranties made by the Company.

It is not possible to determine the maximum potential loss under these indemnification provisions due to the Company’s limited history of prior indemnification claims and the unique facts and circumstances involved in each particular provision. To date, losses recorded in the Company’s consolidated statements of operations in connection with the indemnification provisions have not been material. There are no claims pending as of December 31, 2023 and 2022, related to indemnification agreements.

The Company has entered into service-level agreements with some of its enterprise customers defining levels of uptime reliability and performance and permitting those customers to receive credits for prepaid amounts related to unused subscription services if the Company fails to meet the defined levels of uptime in a certain calendar month. To date, the Company has not experienced any significant failures to meet defined levels of uptime reliability and performance. In addition, since the calculation is monthly for each calendar month there is no uncertainty at the end of the reporting period. Therefore, the Company has not accrued any liabilities related to these agreements in the consolidated financial statements.

C. Legal Contingencies:

The Company is currently not involved in any material claims or legal proceedings. The Company reviews the status of each legal matter it is involved in, from time to time, in the ordinary course of business and assesses its potential financial exposure.

D. Other Commitments:

Other commitments include payments to third-party vendors for services related mainly to hosting-related services, software licenses and services.

Future minimum payments under the Company’s other commitments, as of December 31, 2023, are as follows:

Years Ending December 31,	Amount
2024	$15,105
2025	1,564
2026	143
Total contractual obligations	$16,812

Additionally, on January 11, 2024, the Company entered into an operating lease agreement for additional floors in the same building as its headquarters in Israel, which is expected to commence on April 1, 2024. The total undiscounted cash flows amounted to $4,318 with a lease term of five years and this new operating lease agreement was excluded from the table above.